Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 31,000	$ 37,000	$ 60,000	$ 56,000	$ 111,000	$ 81,000
Operating Expenses
Marketing and promotion	108,849	17,531	124,686	58,554	352,204	65,455
Consulting	533,873	417,954	1,133,607	850,884	1,870,829	2,334,212
Research and development	441,723	372,815	896,729	779,945	1,513,150	2,152,433
General and administrative	1,075,359	1,279,035	2,362,118	2,647,690	4,022,469	3,903,184
Total Operating Expenses	2,159,804	2,087,335	4,517,140	4,337,073	7,758,652	8,455,284
Loss From Operations	(2,128,804)	(2,050,335)	(4,457,140)	(4,281,073)	(7,647,652)	(8,374,284)
Other (Expense) Income:
Interest expense	(327,967)	(230,383)	(644,911)	(391,642)	(932,187)	(468,107)
Amortization of debt discount	(991,261)	(1,081,982)	(1,734,403)	(1,343,628)	(2,289,591)	(619,266)
Loss on extinguishment of notes payable, net	(552,109)	(44,951)	(1,000,595)	(63,788)	(1,415,950)	(59,938)
Change in fair value of derivative liabilities	(157,049)	(106,772)	(203,313)	58,048	(229,323)	107,039
Warrant modification expense					(3,100)	(30,099)
Total Other Expense	(2,028,386)	(1,464,088)	(3,583,222)	(1,741,010)	(4,870,151)	(1,070,371)
Net Loss	$ (4,157,190)	$ (3,514,423)	$ (8,040,362)	$ (6,022,083)	$ (12,517,803)	$ (9,444,655)
Net Loss Per Share
- Basic and Diluted	$ (0.24)	$ (0.53)	$ (0.52)	$ (0.93)	$ (1.64)	$ (1.74)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted	17,509,453	6,576,327	15,599,172	6,485,069	7,630,112	5,422,389